Leases (Details) - Schedule of condensed balance sheet related to leases - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Operating leases:
Operating lease right-of-use assets	$ 13,738,081	$ 16,778,729
Current portion of operating lease liabilities	3,329,619	788,171
Long-term operating lease liabilities	9,197,027	$ 15,118,083
Total operating lease liabilities	$ 12,526,646
Weighted average remaining lease term
Operating leases	2 years 6 months